UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23290

NB Crossroads Private Markets Fund V (TI) LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund V (TI) LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2020

NB Crossroads Private Markets Fund V (TI) LP

For the six months ended September 30, 2020

NB Crossroads Private Markets Fund V (TI) LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2020 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$106,366,726
Cash and cash equivalents	1,600,414
Interest receivable	16

Total Assets	$107,967,156

Liabilities

Distribution and servicing fees payable	$243,035
Tax preparation fees payable	33,635
Due to affiliate	21,431
Audit fees payable	10,525
Administration service fees payable	8,500
Other payables	12,118

Total Liabilities	$329,244

Commitments and contingencies (Note 4)

Partners' Capital - Net Assets	$107,637,912

Units of Partnership Interests outstanding (unlimited units authorized)	105,386.45
Net Asset Value Per Unit	$1,021.36

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) LP

Statement of Operations

For the six months ended September 30, 2020 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Dividend income	$97,655
Interest income	458
Expenses	(1,053,376)

Total Net Investment Loss Allocated from the Master Fund	(955,263)

Fund Income:

Interest income	1,126

Total Fund Income	1,126

Fund Expenses:

Distribution and servicing fees	486,071
Tax preparation fees	39,915
Administration service fees	17,000
Audit fees	10,525
Other expenses	53,454

Total Fund Expenses	606,965

Net Investment Loss	(1,561,102)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund (Note 2)

Net realized gain on investment in the Master Fund	6,249
Net change in unrealized appreciation on investment in the Master Fund	17,611,586

Net Realized and Change in Unrealized Gain on Investment in the Master Fund	17,617,835

Net Increase in Partners' Capital – Net Assets Resulting from Operations	$16,056,733

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2020 (Audited)

Total Partners
Partners' committed capital	$194,428,196

Partners' capital at April 1, 2019	$24,365,651
Capital contributions	61,553,459
Offering costs	(7,221)
Net investment loss	(3,542,959)
Net realized gain on investment in the Master Fund	365,936
Net change in unrealized depreciation on investment in the Master Fund	(875,097)
Partners' capital at March 31, 2020	$81,859,769

For the six months ended September 30, 2020 (Unaudited)

Total Partners
Partners' committed capital	$194,428,196

Partners' capital at April 1, 2020	$81,859,769
Capital contributions	9,721,410
Net investment loss	(1,561,102)
Net realized gain on investment in the Master Fund	6,249
Net change in unrealized appreciation on investment in the Master Fund	17,611,586
Partners' capital at September 30, 2020	$107,637,912

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) LP

Statement of Cash Flows

For the six months ended September 30, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners' Capital – Net Assets resulting from operations	$16,056,733
Adjustments to reconcile net change in Partners' Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(9,721,410)
Change in fair value of investment in the Master Fund	(16,662,572)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	2,189
Increase (decrease) in tax preparation fees payable	(33,635)
Increase (decrease) in due to affiliate	12,671
Increase (decrease) in audit fees payable	(10,525)
Increase (decrease) in other payables	6,862

Net cash provided by (used in) operating activities	(10,349,687)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	9,733,910

Net cash provided by (used in) financing activities	9,733,910

Net change in cash and cash equivalents	(615,777)
Cash and cash equivalents at the beginning of the period	2,216,191

Cash and cash equivalents at the end of the period	$1,600,414

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) LP

Financial Highlights

	For the six months ended September 30, 2020 (Unaudited)	For the year ended March 31, 2020	Period from May 18, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$869.00	$901.09	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(14.81)	(58.16)	(148.20)
Net realized and unrealized gain on investments	167.17	26.07	49.29
Net increase (decrease) in net assets resulting from operations after incentive carried interest	152.36	(32.09)	(98.91)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,021.36	$869.00	$901.09
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	17.53%	(3.56)%	(6.12	)% (4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$107,638	$81,860	$24,366
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses excluding incentive carried interest	3.52%	7.03%	25.84%
Net change in incentive carried interest	-	-	-
Expenses including incentive carried interest	3.52%	7.03%	25.84%
Net investment loss excluding incentive carried interest	(3.31)%	(6.31)%	(23.84)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before and after incentive carried interest (7)	8.84%	(8.33)%	(14.46)%

(1)	Selected data for a unit of TI Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the TI Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an individual Partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Master Fund.
(6)	For the six months ended September 30, 2020, the ratios are annualized. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited partnership on July 5, 2017. The TI Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the TI Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the TI Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the TI Fund may be extended by consent of a majority-in-interest of its Partners as defined in the TI Fund’s limited partnership agreement (the “Partnership Agreement”).

The TI Fund’s investment objective is to provide attractive risk-adjusted returns. The TI Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). Neither the Master Fund, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the TI Fund will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements. The percentage of the Master Fund's partners’ contributed capital owned by the TI Fund at September 30, 2020 was approximately 57.51%.

The Board has overall responsibility to manage and supervise the operation of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the investments and to manage the day-to-day operations of the Master Fund.

2. Significant Accounting Policies

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Fund are maintained in U.S. dollars.

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TI Fund's investment in the Master Fund reflects the TI Fund's proportionate interest in the total partners' contributed capital of the Master Fund at September 30, 2020. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund's financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Partners' capital can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2020, the TI Fund held $1,600,414 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TI Fund records its share of the Master Fund's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TI Fund's aggregate capital commitment to the Master Fund. The Master Fund's income and expense recognition policies are discussed in Note 2 of the Master Fund's financial statements, attached to these financial statements.

F. Income Taxes

The TI Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Partners and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Fund's investment in the Master Fund for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Master Fund. As of September 30, 2020, the TI Fund had not received information to determine the tax cost of the Master Fund. Based on the amount reported to the TI Fund on the Schedule K-1 as of December 31, 2019, and after adjustment for purchases and sales between December 31, 2019 and September 30, 2020 the estimated cost of the TI Fund at September 30, 2020, for federal income tax purposes aggregated $91,887,229. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund’s investment in the Master Fund was estimated to be $14,479,497.

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statue of limitations is from the year 2018 forward (with limited expectations). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Registered Investment Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the six months ended September 30, 2020. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2020, the TI Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TI Fund bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Directors’ fees (as defined herein); and Advisory Fees (as defined herein).

3. Advisory fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2020, the Master Fund incurred Advisory Fees totaling $1,436,743 of which $826,320 was allocated to the TI Fund.

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

In consideration for the services provided under the Placement Agreement, the TI Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.50% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2020, the TI Fund incurred Distribution and Servicing Fees totaling $486,071.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $8,500 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TI Fund. For the six months ended September 30, 2020, the TI Fund incurred administration service fees totaling $17,000.

The Board consists of six directors, each of whom is not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2020, the Master Fund incurred $87,500 in Independent Directors’ fees, of which $50,324 was allocated to the TI Fund.

As of September 30, 2020, two persons had ownership of approximately 7.71% and 5.11%, of the TI Fund’s total capital commitments and is treated as an “affiliated persons”, as defined in the Investment Company Act, (the “Affiliated Person”). The affiliation between the Affiliated Persons and the TI Fund is based solely on the capital commitments made and percentage ownership.

4. Capital Commitments from Partners

At September 30, 2020 capital commitments from Partners totaled $194,428,196. Capital contributions received by the TI Fund with regard to satisfying Partner capital commitments totaled $97,214,098, which represents approximately 50% of committed capital at September 30, 2020.

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2020, the TI Fund issued 11,186.85 units.

The net profits or net losses of the TI Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the TI Fund’s Partnership Agreement. As of September 30, 2020, the TI Fund has not made any distributions to Partners. Distributions from the TI Fund are made in the following priority:

(a) First, to Partners of the TI Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.0% - 7.0% split between the Partners and the Special Limited Partner (as defined in the Master Fund’s LP Agreement), respectively. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2020, the accrued and unpaid Incentive Carried Interest was $0.

5. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

NB Crossroads Private Markets Fund V (TI) LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the TI Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Other Matters

Neuberger Berman is monitoring the ongoing developments related to COVID-19 (Novel Coronavirus) with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations.

Neuberger Berman currently has not experienced an adverse impact on its operating model, but acknowledges it is too difficult to predict the full extent of the current COVID-19 outbreak. Neuberger Berman will continue to watch the effectiveness of efforts to contain the spread of the COVID-19 virus and the potential long-term implications of the global economy and will continue to monitor and adapt as necessary the firm’s operations and processes to effectively manage portfolios.

8. Subsequent Events

The TI Fund has evaluated all events subsequent to September 30, 2020, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund V (TI) LP

Supplemental Information

September 30, 2020 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the six months ended September 30, 2020.

The TI Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TI Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at http://www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund V Holdings LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2020

NB Crossroads Private Markets Fund V Holdings LP

For the six months ended September 30, 2020

NB Crossroads Private Markets Fund V Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2020 (Unaudited)

Assets

Investments, at fair value (cost $154,043,275)	$185,093,988
Cash and cash equivalents	1,412,258
Deferred financing costs	138,507
Prepaid insurance	48,252
Interest receivable	18

Total Assets	$186,693,023

Liabilities

Due to portfolio funds	$888,733
Advisory fees payable	718,372
Due to affiliate	91,212
Professional fees payable	83,850
Administration service fees payable	37,136
Other payables	16,799

Total Liabilities	$1,836,102

Commitments and contingencies (Note 5)

Partners’ Capital - Net Assets	$184,856,921

Units of Master Fund Interests outstanding (unlimited units authorized)	180,150.39
Net Asset Value Per Unit	$1,026.13

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (23.65%)
Advent International GPE IX Limited Partnership	Primary	10/2019-09/2020	North America	$4,230,001	$5,123,239
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	1,200,463	1,200,000
Green Equity Investors, VIII, L.P.	Primary	-	North America	12,121	-
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,300,841	1,439,734
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020	North America	1,444,915	1,580,262
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	2,600,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	2,700,000
KKR European Fund V (USD) SCSp	Primary	01/2020-09/2020	Europe	3,398,582	3,759,573
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	4,290,000
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	4,500,000	6,198,834
KKR Starlight Co-Invest II L.P.	Co-Investment	12/2018	North America	2,250,000	2,490,238
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	4,360,212
NB HUB Aggregator LP	Co-Investment	11/2018	North America	1,518,368	1,588,410
PAI Strategic Partnerships SCSp	Secondary	12/2019-01/2020	Europe	4,307,296	4,425,710
TPG Healthcare Partners, L.P.	Primary	12/2019-07/2020	North America	161,333	149,929
TPG Partners VIII, L.P.	Primary	12/2019-07/2020	North America	537,516	444,258
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,365,719
				37,685,871	43,716,118
Small and Mid-cap Buyout (55.82%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	3,370,000	3,625,197
Advent Global Technology Limited Partnership	Primary	03/2020-09/2020	North America	4,440,000	4,302,350
AEA Investors Fund VII, L.P.	Primary	10/2019-07/2020	North America	1,716,771	1,588,413
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-01/2020	North America	2,060,643	1,554,110
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	1,760,001
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	1,933,850
Arsenal Capital Partners Fund V LP	Primary	07/2019-07/2020	North America	5,616,781	5,945,537
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019	North America	2,100,000	2,009,942
Athyrium ICH Holdings LP (F)	Co-Investment	10/2019	North America	890,546	2,003,867
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	1,289,998	1,413,873
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-09/2020	North America	4,021,726	4,006,973
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019	North America	1,230,773	1,202,839
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	1,100,000
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-07/2020	North America	1,170,140	1,500,000
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	2,123,552
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	1,324,938	2,310,698
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	1,900,000	3,629,000
Marmor Co-Investment, L.P.	Secondary	09/2019	Europe	5,831,413	6,654,196
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	4,708,452
Oak Hill Capital Partners V, L.P.	Primary	-	North America	473,780	-
Oakley Capital IV-B SCSP	Primary	05/2019-12/2019	Europe	836,848	480,350
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	2,109,150
Quadria Capital Fund II, L.P.	Primary	06/2019-03/2020	Asia	1,966,029	1,523,203
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,100,000	4,185,000
Rey de la Carne, L.P.	Co-Investment	11/2019	North America	4,500,000	3,793,363
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-09/2019	North America	1,719,933	1,928,849
SS Acquisitions, Inc. (F)	Co-Investment	09/2019	North America	1,001,064	5,500,000
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-08/2020	North America	1,063,200	1,485,735
The Veritas Capital Fund VII, L.P.	Primary	09/2020	North America	2,371,747	2,207,699
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,232	8,446,704
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	3,892,144	3,938,180
Thomas H. Lee Equity Fund VI (2019), L.P.	Secondary	06/2019-07/2019	North America	2,512,247	5,607,726
VB Target L.P.	Co-Investment	01/2020	Asia	1,162,922	1,207,436
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	2,835,270	4,600,000
				82,807,026	103,186,245

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2020 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (8.49%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-04/2020	North America	635,772	594,303
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	4,514,061	5,501,052
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-08/2019	North America	709,048	500,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	3,031,221	1,288,716
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019	North America	1,078,649	1,832,137
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,800,000	2,800,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	2,832,658	3,186,450
				15,601,409	15,702,658
Venture Capital (12.17%)
3L Capital Fund I, LP	Primary	04/2019-03/2020	North America	5,370,513	9,208,156
GGV Capital VII L.P.	Primary	01/2019-09/2020	North America	1,960,000	2,042,606
GGV Capital VII Plus L.P.	Primary	05/2019-06/2020	North America	529,200	617,073
GGV Discovery Fund II, L.P.	Primary	01/2019-08/2020	North America	1,222,000	1,348,556
Level Equity Growth Partners IV, L.P.	Primary	11/2018-04/2020	North America	3,067,256	3,161,162
Lightspeed China Partners IV, L.P.	Primary	10/2019-09/2020	Asia	325,000	285,025
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2019	Asia	675,000	787,278
TA XIII-A, L.P.	Primary	12/2019-09/2020	North America	4,800,000	5,039,111
				17,948,969	22,488,967

Total Investments (cost $154,043,275) (100.13%)					185,093,988
Other Assets & Liabilities (Net) (-0.13%)					(237,067)
Partners' Capital - Net Assets (100.00%)					$184,856,921

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2020 aggregated $154,043,275. Total fair value of illiquid and restricted securities at
September 30, 2020 was $185,093,988 or 100.13% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund V Holdings LP

Statement of Operations

For the six months ended September 30, 2020 (Unaudited)

Investment Income:

Dividend income	$169,795
Interest income	797

Total Investment Income	170,592

Operating Expenses:

Advisory fees	1,436,743
Professional fees	109,902
Independent Directors' fees	87,500
Administration service fees	69,741
Financing costs	57,216
Insurance expense	29,031
Other expenses	41,399

Total Operating Expenses	1,831,532

Net Investment Loss	(1,660,940)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	10,865
Net change in unrealized appreciation on investments	30,621,714

Net Realized and Change in Unrealized Gain on Investments	30,632,579

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$28,971,639

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund V Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2020 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2019	$40,935,317	$413,488	$41,348,805
Capital contributions	101,760,375	994,077	102,754,452
Capital distributions	(3,108)	-	(3,108)
Net investment loss	(4,047,449)	(40,883)	(4,088,332)
Net realized gain on investments	629,899	6,363	636,262
Net change in unrealized depreciation on investments	(1,600,783)	(16,170)	(1,616,953)
Partners' capital at March 31, 2020	$137,674,251	$1,356,875	$139,031,126

For the six months ended September 30, 2020 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2020	$137,674,251	$1,356,875	$139,031,126
Capital contributions	16,733,835	185,931	16,919,766
Capital distributions	(65,610)	-	(65,610)
Net investment loss	(1,644,331)	(16,609)	(1,660,940)
Net realized gain on investments	10,756	109	10,865
Net change in unrealized appreciation on investments	30,315,497	306,217	30,621,714
Partners' capital at September 30, 2020	$183,024,398	$1,832,523	$184,856,921

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund V Holdings LP

Statement of Cash Flows

For the six months ended September 30, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Partners’ Capital – Net Assets resulting from operations	$28,971,639
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(18,877,833)
Proceeds received from investments	2,096,835
Net realized gain on investments	(10,865)
Net change in unrealized (appreciation) depreciation on investments	(30,621,714)
Net change in accretion of PIK dividend	(169,795)
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	57,216
(Increase) decrease in prepaid insurance	(26,352)
(Increase) decrease in interest receivable	2,201
(Increase) decrease in other receivable	10,969
Increase (decrease) in advisory fees payable	1
Increase (decrease) in due to affiliate	75,425
Increase (decrease) in professional fees payable	(31,635)
Increase (decrease) in administration service fees payable	5,386
Increase (decrease) in other payables	2,347

Net cash provided by (used in) operating activities	(18,516,175)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	16,919,766
Distributions to Partners	(65,610)

Net cash provided by (used in) financing activities	16,854,156

Net change in cash and cash equivalents	(1,662,019)
Cash and cash equivalents at beginning of period	3,074,277

Cash and cash equivalents at end of period	$1,412,258
Noncash activities
Distributions totaling $65,610 were made to the TE Fund and TE Advisory Fund for taxes paid and/or accrued on behalf of the TE Fund and TE Advisory Fund.

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund V Holdings LP

Financial Highlights

	For the six months ended September 30, 2020 (Unaudited)	For the year ended March 31, 2020	Period from May 18, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$862.22	$876.74	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(9.46)	(39.11)	(185.04)
Net realized and unrealized gain on investments	173.73	24.62	61.78
Net increase (decrease) in net assets resulting from operations	164.27	(14.49)	(123.26)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	(0.36)	(0.03)	-
NET ASSET VALUE, END OF PERIOD	$1,026.13	$862.22	$876.74
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	19.05%	(1.65)%	(2.91	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$184,857	$139,031	$41,349
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses	2.35%	4.82%	27.10%
Net investment loss	(2.13)%	(4.36)%	(25.30)%
Portfolio Turnover Rate (7)	1.38%	4.13%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	12.15%	(5.96)%	(9.80)%

(1)	Selected data for a unit of Master Fund Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an on individual Partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2020, the ratios are annualized. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

7

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on March 30, 2017. The Master Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the Master Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its Partners as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk-adjusted returns. The Master Fund seeks to achieve its objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”), NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”), NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) and NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund” and together with the TI Fund, TI Advisory Fund and TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The TE Fund and the TE Advisory Fund invest indirectly in the Master Fund through NB Crossroads Private Markets Fund V (Offshore), Client LP (the “Offshore Client Fund”) and NB Crossroads Private Markets Fund V (Offshore), Advisory LP (the “Offshore Advisory Fund”), each a Cayman Islands exempted partnership. The percentage of the TE Fund and TE Advisory Fund’s partners’ capital owned by the Offshore Client Fund and Offshore Advisory Fund is 100% and 100% respectively. The financial position and results of operations of the Offshore Client Fund and Offshore Advisory Fund have been consolidated within the TE Fund’s and TE Advisory Fund’s consolidated financial statements, respectively. The Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund (except that the Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds pursue their investment objectives by investing in the Master Fund).

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Master Fund’s investments and to manage the day-to-day operations of the Master Fund.

8

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund.  As of September 30, 2020, the TI Fund’s, TI Advisory Fund’s, TE Fund’s and TE Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 57.51%, 4.23%, 29.89% and 7.37%, respectively, with a NB affiliate’s (“Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its Net Asset Value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

9

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

10

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital - Net Assets by level within the valuation hierarchy as of September 30, 2020.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,360,212	$39,355,906	$43,716,118
Small and Mid-cap Buyout	-	-	21,675,169	81,511,076	103,186,245
Special Situations	-	-	5,986,450	9,716,208	15,702,658
Venture	-	-	-	22,488,967	22,488,967
Total	$-	$-	$32,021,831	$153,072,157	$185,093,988

Significant Unobservable Inputs

As of September 30, 2020, the Master Fund had investments valued at $185,093,988. The fair value of investments valued at $153,072,157 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2020.

			Unobservable Inputs

Investments	Fair Value 09/30/2020	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,360,212	Market Approach	LTM EBITDA	12.6x	N/A

Small and Mid-cap Buyout	21,675,169	Market Approach	LTM EBITDA	6.0x - 13.3x	10.6x

Special Situations	5,986,450	Market Approach	LTM EBITDA	8.9x - 14.9x	12.3x

Total	$32,021,831

1 Inputs weighted based on fair value of investments in range.

During the period ended September 30, 2020, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$-

During the period ended September 30, 2020 change in unrealized appreciation and realized gains from Level 3 investments were $8,658,778 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2020.

11

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2020 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Partners’ Capital – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2020, the Master Fund held $1,412,258, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund's change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Master Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund is treated as a partnership for U.S. federal income tax reporting. Tax basis income and losses are passed through to the individual partners and, accordingly, there is no provision for U.S. federal of state income taxes reflected in these financial statements. The Master Fund has a tax year end of December 31.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for U.S. federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for U.S. federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2020, the Master Fund had not received information to determine the tax cost of the investments. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2019, and after adjustment for purchases and sales between December 31, 2019 and September 30, 2020, the estimated cost of the investments at September 30, 2020, for federal income tax purposes aggregated $151,659,001. The net unrealized appreciation for federal income tax purposes was estimated to be $33,434,987. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $37,632,240 and $4,197,253, respectively.

12

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statue of limitations is from the year 2018 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Registered Investment Adviser has reviewed the Master Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2020. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2020, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

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NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

J. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2020, the Master Fund incurred Advisory Fees totaling $1,436,743.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2020, the Master Fund incurred administration service fees totaling $69,741.

The Board consists of six directors, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2020, the Master Fund incurred $87,500 in Independent Directors’ fees.

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NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

4. Capital Commitments from Partners

At September 30, 2020, capital commitments from Partners totaled $338,057,269. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $162,250,586, which represents approximately 48% of committed capital at September 30, 2020.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2020, the Master Fund issued 18,903.10 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund's LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2020, the Master Fund had total capital commitments of $330,027,092 to the investments with remaining unfunded commitments to the investments totaling $173,375,135 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$37,008,159
Small and Mid-cap Buyout	100,669,812
Special Situations	15,717,643
Venture	19,979,521
Total	$173,375,135

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Master Fund generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 19, 2018, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of December 17, 2021.

15

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

As of September 30, 2020, there were no outstanding principal owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2020 the Master Fund did not draw on the line of credit, as such the Master Fund did not incur an interest expense. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. For the six months ended September 30, 2020, the Master Fund expensed $57,216 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

16

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2020 (Unaudited)

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Other Matters

Neuberger Berman is monitoring the ongoing developments related to COVID-19 (Novel Coronavirus) with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations.

Neuberger Berman currently has not experienced an adverse impact on its operating model, but acknowledges it is too difficult to predict the full extent of the current COVID-19 outbreak. Neuberger Berman will continue to watch the effectiveness of efforts to contain the spread of the COVID-19 virus and the potential long-term implications of the global economy and will continue to monitor and adapt as necessary the firm’s operations and processes to effectively manage portfolios.

11. Subsequent Events

The Master Fund has evaluated events through September 30, 2020, the date the financial statements are available to be issued and has determined that there were no subsequent events that require adjustment to, or disclosure in the financial statements.

17

NB Crossroads Private Markets Fund V Holdings LP

Supplemental Information

September 30, 2020 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2020.

The Master Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

18

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2020 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Directors (the "Board") of NB Crossroads Private Markets Fund V Holdings LP (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC ("NBIA") and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at a meeting held on July 28, 2020 (the "Meeting"). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of the investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund is still in a commitment period, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including any distribution and service fee payable by the Master Funds' feeder funds, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP and NB Crossroads Private Markets Fund V (TI) Advisory LP, to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were reasonable.

19

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2020 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal period ended September 30, 2020.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2020.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V (TI) LP

By	/s/ James Bowden

James Bowden

Chief Executive Officer and President

Date: December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden

James Bowden

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 7, 2020

By	/s/ Mark Bonner

Mark Bonner

Treasurer

(Principal Financial Officer)

Date: December 7, 2020